================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22430

                              Man Long Short Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                           Man Investments (USA) LLC
             One Rockefeller Plaza, 16th Floor, New York, NY  10020
             ------------------------------------------------------
                    (Address of principal executive offices)

                                    Orly Lax
                           Man Investments (USA) LLC
             One Rockefeller Plaza, 16th Floor, New York, NY  10020
             ------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (888) 335-1244

Date of fiscal year end: March 31

Date of reporting period: July 1, 2010 through June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

                                                                                                      How the
                                                                                                     registrant
                                                                                                        cast
                              The                                                                 its vote (e.g.,
                          Council on                                                                   for or
                            Uniform                                     Whether the                   against
                          Securities                                      matter                     proposal,
                 The    Identification                                      was        Whether           or         Whether the
              exchange    Procedures                                     proposed        the          abstain;   for or registrant
               ticker      ("CUSIP")                                        by        registrant        with            cast
The name of    symbol       number                      A brief         the issuer       cast           old           its vote
the issuer of  of the       for the         The      identification        or by     its vote on     regarding         for or
the portfolio portfolio    portfolio    shareholder  of the matter      a security       the        election of       against
security      security     security     meeting date    voted on          holder        matter       directors)      management
Calypso
Overseas
Ltd.         N/A        N/A           December 6, 2010  Approval of       Issuer      Yes            For          N/A
                                                        audited
                                                        financials,
                                                        appointment of
                                                        auditors and
                                                        directors and
                                                        director fees.

Coatue       N/A        N/A          October 13, 2010   Approval of       Issuer      Yes            For          N/A
Offshore                                                amendment to
Fund,                                                   memorandum
Ltd.                                                    of association
                                                        of Issuer to
                                                        increase its
                                                        authorized
                               .                        share capital.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Man Long Short Fund


By (Signature and Title)*  /s/ John B. Rowsell
                           --------------------------------------
                           John B. Rowsell, Trustee and President

Date:   8/2/11

----------
*   Print the name and title of each signing officer under his or her signature.